TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	$ 11,287,000	$ 14,848,000
Value added tax receivables (note 11)	12,811,000	7,004,000
Prepayments and deposits	10,880,000	8,875,000
Income tax receivable	2,947,000	1,213,000
Other taxes receivable	4,274,000	4,824,000
Other receivables	642,000	1,288,000
Trade and other receivables	42,841,000	38,052,000
Later than three months
Disclosure of financial assets [line items]
Trade receivables	0	0
Trade and other receivables
Disclosure of financial assets [line items]
Allowance recorded against trade receivables	0	0
Collateral held for receivable amounts	$ 0	$ 0